FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS, Composition of the generated returns (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Premiums Earned [Abstract]
Net profit on sale and fluctuations of financial investments	[1]	S/ (182,671)	S/ 44,763	S/ 106,366
Dividends, interests and others		6,798	9,900	9,261
Total, Note 25 (a)		S/ (175,873)	S/ 54,663	S/ 115,627

[1]	As of December 31, 2022 the prices of fixed and variable income instruments have decreased due to the moderation in inflation due to a less tightening of the monetary policy of the Federal Reserve Board (FED).